Other current non-financial assets (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of other current non-financial assets [Abstract]
Contract Costs Capitalised	₨ 358	₨ 193
Contract Costs Amortized	₨ 327	₨ 199